Income Taxes Provision for Income Tax (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Federal			$ 60,837	$ 39,576	$ 40,127
State			7,164	8,947	4,060
Total current provision			68,001	48,523	44,187
Federal			(9,855)	16,037	(520)
State			(2,216)	(1,202)	290
Total deferred (benefit) provision			(12,071)	14,835	(230)
Total provision	$ 22,506	$ 18,406	$ 55,930	$ 63,358	$ 43,957